Financial Assets at Amortized Cost (Details) - Schedule of Bank has Carried Out Transactions - Sale or Transfer [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank has Carried Out Transactions [Line Items]
Carrying amount		$ 17,013	$ 7,908
Allowances released		(262)	(2,264)
Sale price		17,007	7,908
Effect on income (loss) gain	[1]	256	2,264
Sale of outstanding loans [Member]
Schedule of Bank has Carried Out Transactions [Line Items]
Carrying amount		17,013	7,908
Allowances released		(262)	(2,264)
Sale price		17,007	7,908
Effect on income (loss) gain	[1]	256	2,264
Sale of write-off Loans [Member]
Schedule of Bank has Carried Out Transactions [Line Items]
Carrying amount
Allowances released
Sale price
Effect on income (loss) gain	[1]

[1]	See Note No. 31.